Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Hyperinflation adjustment	€ 17		€ 880	€ 308
Number of treasury shares cancelled (in shares)	13,288,138
Number of treasury shares cancelled after share consolidation (in shares)	51,625,153
Dividends recognised as distributions to non-controlling interests	€ 728	[1]	€ 712	€ 521
Hindustan Unilever Limited
Dividends recognised as distributions to non-controlling interests	€ 199
Ordinary shares
Number of treasury shares cancelled (in shares)	64,913,291			112,746,434

[1]	Includes a non-cash dividend of €199 million by Hindustan Unilever Limited to its minority shareholders.